CLASS A ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION (Details)	3 Months Ended		6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($) Vote $ / shares shares	Mar. 31, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2022 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares outstanding | shares		13,800,000		13,800,000	13,800,000
Gross proceeds		$ 138,000,000		$ 138,000,000	$ 138,000,000
Proceeds allocated to Public Warrants		(8,625,000)		(8,625,000)	(8,625,000)
Class A ordinary share issuance costs, net of reimbursement from underwriter		(10,787,717)		(10,787,717)	(10,787,717)
Accretion of carrying value to redemption value					20,792,717
Increase in redemption value of Class A ordinary shares subject to possible redemption	$ 116,566		$ 116,566
Fair value adjustment of carrying value of Class A ordinary shares to redemption value		20,792,717		20,792,717
Class A ordinary shares subject to possible redemption	$ 139,496,566	$ 139,380,000	$ 139,496,566	$ 139,380,000	$ 139,380,000
Class A Common Stock
Redeemable Noncontrolling Interest [Line Items]
Number of shares authorized | shares	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000
Temporary equity par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of votes for each share | Vote	1	1	1	1	1
Temporary equity shares issued | shares	13,800,000	13,800,000	13,800,000	13,800,000	13,800,000
Temporary equity shares outstanding | shares	13,800,000	13,800,000	13,800,000	13,800,000	13,800,000
Class A Common Stock Subject to Redemption
Redeemable Noncontrolling Interest [Line Items]
Temporary equity shares issued | shares	13,800,000		13,800,000	13,800,000	13,800,000
Temporary equity shares outstanding | shares	13,800,000	13,800,000	13,800,000	13,800,000	13,800,000